Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Tax Credit Carryforward [Line Items]
Income Taxes
14.
Income Taxes

In determining the quarterly provisions for income taxes, the Company uses the annual estimated effective tax rate applied to the actual year-to-date income (loss), adjusted for discrete items arising in that quarter. In addition, the effect of changes in enacted tax laws or rates and tax status is recognized in the interim period in which the change occurs.

The computation of the estimated annual effective income rate at each interim period requires certain estimates and assumptions including, but not limited to, the expected pre-tax income (or loss) for the year, projections of the proportion of income (and/or loss) earned and tax in foreign jurisdictions and permanent and temporary differences. The accounting estimates used to compute the provision or benefit for income taxes may change as new events occur, additional information is obtained or the Company’s tax environment changes. To the extent that the estimated annual effective income tax rate changes during a quarter, the effect of the change on prior quarters is included in the income tax provision in the quarter in which the change occurs.

For the three and six months ended June 30, 2024 and 2023, the Company recorded an income tax provision of $7, $23, $13 and $27, respectively related to foreign income tax provisions. The Company’s annual estimated effective tax rate differs from the U.S. federal statutory rate of 21% primarily due to the U.S. valuation allowance and the foreign rate differential related to the United Kingdom, Canada, Japan, and Spain.

Zapata Computing, Inc. [Member]
Tax Credit Carryforward [Line Items]
Income Taxes
11.
Income Taxes

The components of (loss) income before provision for income taxes for the years ended December 31, 2023 and December 31, 2022 were:

	Year Ended December 31,
	2023	2022
United States	$(29,823)	$(23,561)
Foreign	109	166
Loss before income taxes	$(29,714)	$(23,395)

The components of the provision for income taxes are as follows:

	December 31,
	2023	2022
Current tax provision
Federal	$—	$—
State	—	—
Foreign	20	53
Total current tax provision	20	53
Deferred tax provision
Federal	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$20	$53

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate for each reporting period is as follows:

	December 31,
	2023	2022
Income at U.S. statutory rate	$(6,272)	$(4,822)
State taxes, net of federal benefit	(497)	(738)
Foreign rate differential	6	10
Change in valuation allowance	4,289	6,085
Permanent differences	2,600	98
Tax credits	(166)	(214)
Other	60	(366)
Total provision for income taxes	$20	$53

The provision for income taxes differs from the expense that would result from applying statutory rates to income before income taxes. The differences primarily result from changes in valuation allowance.

Deferred income taxes reflect impact of carryforwards and temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The carryforwards and temporary differences, which give rise to a significant portion of the Company’s deferred tax asset as of December 31, 2023 and December 31, 2022, are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Federal and state net operating loss carryforwards	$15,264	$11,940
Research and development credits	551	331
Depreciation and amortization	20	17
Section 174 capitalized research and development	2,887	2,018

	Year Ended December 31,
	2023	2022
Lease liability	51	128
Other	204	421
Total deferred tax assets	18,977	14,855
Deferred tax liabilities:
Right of use asset	(49)	(123)
Other	(9)	(102)
Total deferred tax liabilities	(58)	(225)
Less: Valuation allowance	(18,919)	(14,630)
Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2023 and December 31, 2022, the Company is in a net deferred tax asset position before valuation allowance. The future realization of the tax benefits from existing temporary differences and tax attributes ultimately depends on the existence of sufficient future taxable income. In assessing the realization of the deferred tax assets, the Company considers whether deferred tax assets will not be realized. The Company considers projected future taxable income, scheduled reversal of existing deferred tax liabilities, and tax planning strategies in making this assessment. As of December 31, 2023 and December 31, 2022, the Company has considered all available evidence, both positive and negative, and determined that it is more likely than not that the Company’s net deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2023 and 2022. The change in the valuation allowance for years ended December 31, 2023 and 2022 was an increase of $4,289 and $6,085, respectively.

As of December 31, 2023, the Company had federal net operating loss carryforwards totaling $62,138, which are available to reduce the Company’s future taxes and have an unlimited carryforward period. The Company had an immaterial amount of net operating losses generated prior to 2018 that expire in 2037. As of December 31, 2023, the Company had state net operating loss carryforwards totaling $37,692. As of December 31, 2023 and 2022, the Company had federal research and development tax credits of $345 and $186, respectively that generally expire at various dates through 2038. As of December 31, 2023 and 2022, the Company had state research and development tax credits of $261 and $184 that generally expire at various dates through 2038.

The future realization of the net operating loss carryforwards may be limited by the change in ownership rules under Section 382 of the Internal Revenue Code (“Section 382”). Under Section 382, if a corporation undergoes an ownership change (as defined), the corporation’s ability to utilize its net operating loss carryforwards and other tax attributes to offset income may be limited. The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development credit carryforward before utilization.

The Company files income tax returns in the U.S. federal tax jurisdiction and in various state and foreign jurisdictions in which it operates and is therefore subject to tax examination by various taxing authorities. Since the Company is in a loss carryforward position, the Company is generally subject to examination by the U.S. federal, foreign, state and local income tax authorities for all tax years in which a loss carryforward is available. The Company is currently not under examination by the Internal Revenue Service or any other jurisdiction for any tax years. The Company has not recorded any interest or penalties on any unrecognized tax benefits as of December 31, 2023 and 2022.

The Company accounts for uncertain tax positions recognized in the consolidated financial statements following a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. As of December 31, 2023 and 2022, the Company has not identified any uncertain tax positions. The Company will recognize interest and penalties, if any, related to uncertain tax positions in income tax expense. As of December 31, 2023, no interest or penalties have been accrued.